15. STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Granted during the period, Options	21,000	15,000
Ending Balance	327,316
Ending Balance, Weighted-Average Exercise Price	$ 9.97
Stock option
Begining Balance	306,316	291,431
Granted during the period, Options	21,000	15,000
Exercised during the period, Options
Terminated/Expired during the period, Options		(115)
Ending Balance	327,316	306,316
Exercisable at December 31, 2012, Options	326,736
Begining Balance, Weighted-Average Exercise Price	$ 10.27	10.68
Granted during the period, Weighted-Average Exercise Price	$ 5.61	2.95
Exercised during the period, Weighted-Average Exercise Price
Terminated/Expired during the period, Weighted-Average Exercise Price		(105.39)
Ending Balance, Weighted-Average Exercise Price	$ 9.97	10.27
Exercisable at December 31, 2012, Weighted-Average Exercise Price	$ 10.00